Other Information - Correction of Error by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated Income Statement [Line Items]
Revenue	€ 149,141	€ 103,438	[1]	€ 83,529	[1]
Contribution margin	63,557	43,550		30,060
As previously reported
Consolidated Income Statement [Line Items]
Revenue		104,551		85,637
Contribution margin		44,663		32,168
Adjustments
Consolidated Income Statement [Line Items]
Revenue		(1,113)		(2,108)
Contribution margin		(1,113)		(2,108)
North America
Consolidated Income Statement [Line Items]
Revenue		48,105		23,919
Contribution margin		20,243		5,939
North America | As previously reported
Consolidated Income Statement [Line Items]
Revenue		48,470		24,574
Contribution margin		20,608		6,594
North America | Adjustments
Consolidated Income Statement [Line Items]
Revenue		(365)		(655)
Contribution margin		(365)		(655)
International
Consolidated Income Statement [Line Items]
Revenue	52,633	55,333		59,610
Contribution margin	€ 25,341	23,307		24,121
International | As previously reported
Consolidated Income Statement [Line Items]
Revenue		56,081		61,063
Contribution margin		24,055		25,574
International | Adjustments
Consolidated Income Statement [Line Items]
Revenue		(748)		(1,453)
Contribution margin		€ (748)		€ (1,453)

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.